Stock-based Compensation - Schedule of Fair Value of Stock Options Assumptions (Details) - Employee Stock Option	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	79.67%
Expected volatility		75.63%
Expected volatility		78.47%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	4.08%
Risk-free interest rate		3.64%
Risk-free interest rate		4.87%
Expected term	6 years 3 months 18 days	6 years 3 months 18 days